PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Employees' Compensation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Employee Benefits [Abstract]
Wages and salaries	$ 8,176	$ 7,912	$ 7,675
Pension cost (see note 7.2)	264	265	124
Loss/(gain) following new labor agreement in the U.S. (see note 7.2)	15	0	(832)
Other staff expenses	2,004	1,791	1,591
Total	$ 10,459	$ 9,968	$ 8,558